Significant Accounting Policies - Schedule of Fair Value for Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value for Options Granted [Abstract]
Dividend yield	0.00%	0.00%
Exercise price (in Dollars per share)	$ 11.89	$ 10.01
Expected volatility	40.06%	40.06%
Risk-free interest	4.03%	4.03%
Expected life (in years)	10 years	10 years